Financial result	12 Months Ended
Dec. 31, 2018
Financial result
Financial result

17. Financial result

The details of financial result are presented for the years reported in the table below:

	Year Ended December 31,
	2018	2017	2016
	(€ in thousands)
Interest expense	(1,143)	(190)	(230)
Finance lease obligations	(69)	(45)	(57)
Long-term debt	(944)	(100)	(68)
Other	(130)	(45)	(105)
Interest income	1,952	365	38
Payout of bond funds	58	11	35
Income from revaluation of derivative financial instruments	1,877	352	--
Other	17	2	3
Financial result	809	175	(192)